Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value	$ 8,008,334
Initial measurement on December 10, 2020		7,801,667
Change in valuation inputs or other assumptions	2,221,667	206,667
Fair value	10,230,001	8,008,334
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value	14,854,167
Initial measurement on December 10, 2020		14,470,833
Change in valuation inputs or other assumptions	4,120,833	383,334
Fair value	18,975,000	14,854,167
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value	22,862,501
Initial measurement on December 10, 2020		22,272,500
Change in valuation inputs or other assumptions	6,342,500	590,001
Fair value	$ 29,205,001	$ 22,862,501